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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                              FORM 13F Cover Page

        Report for the Calendar Year or Quarter End: September 30, 2012

If amended report check here:     [_]

This Amendment (check only one):  [_]        is a restatement
                                  [_]        adds new holding entries

Moelis & Company Holdings LP

Name of Institutional Investment Manager

399 Park Avenue,  5th Floor          New York          New York          10022
Business Address  (Street)           (City)            (State)           (Zip)

13F File Number: 028-14348

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information herein is true, correct and complete, and that it is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

 /s/ Osamu Watanabe         Managing Director and
 Osamu Watanabe                General Counsel            (212) 883-3800
 ------------------------  ------------------------  ------------------------
 (Name)                            (Title)                   (Phone)

Signature, Place and Date of Signing:

399 Park Avenue, 5th Floor
New York, New York 10022
  11/14/2012

Report Type:

[_] 13F HOLDINGS REPORT.
[X] 13F NOTICE.
[_] 13F COMBINATION REPORT.

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List of Other Managers Reporting for this Manager:

Form 13F File Number                   Name
028-13835                              P&S Credit Management, L.P.

                             FORM 13F SUMMARY PAGE

List of Other Included Managers:       None